Leases	12 Months Ended
Jun. 30, 2020
Leases [Abstract]
LEASES
10.	LEASES

The Group's lease payments for office space leases include fixed rental payments and do not consist of any variable lease payments that depend on an index or a rate. As of June 30, 2020, there was no leases that have not yet commenced.

The following represents the aggregate ROU assets and related lease liabilities as of June 30, 2020:

As of June 30, 2020
RMB
Right-of-use assets	22,172
Lease liabilities, current	7,401
Lease liabilities, non-current	14,709
Total operating lease liabilities	22,110

The weighted average lease term and weighted average discount rate as of June 30, 2020 were as follows:

As of June 30, 2020
Weighted average lease term:
Operating leases	3.04 years
Weighted average discount rate:
Operating leases	4.75%

The components of lease expenses for the year ended June 30, 2020 were as follows:

For the year ended June 30, 2020
RMB

Operating lease expenses	7,870
Short-term lease expenses	435
Total	8,305

Supplemental cash flow information related to leases for the year ended June 30, 2020 were as follows:

For the year ended June 30, 2020
RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease	7,652
Supplement noncash information
New operating lease liabilities arose from obtaining right-of-use assets	4,417
Change on lease liabilities arose from modification on lease terms	1,430
Change on lease liabilities arose from early termination of operating leases	(2,850)

Maturities of lease liabilities at June 30, 2020:

As of June 30, 2020
RMB
Year ending June 30:
2021	8,303
2022	8,102
2023	6,263
2024	1,039
2025	66
Thereafter	-
Total remaining undiscounted lease payments	23,773
Less: Interest	1,663
Total present value of lease liabilities	22,110
Less: Current operating lease liabilities	7,401
Non-current operating lease liabilities	14,709